Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]

NOTE 16 -	COMMITMENTS AND CONTINGENCIES

   Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared.

  In the opinion of management, the ultimate disposition of these matters will not adversely affect Navios Partners' financial position, results of operations or liquidity.
  In January 2011, Korea Line Corporation (“KLC”) which is the charterer of the Navios Melodia, filed for receivership. The charter contract was affirmed and will be performed by KLC on its original terms, provided that during an interim suspension period the sub-charterer pays Navios Partners directly.
 The future minimum commitments by period as of December 31, 2011, of Navios Partners under its charter-in contracts, net of commissions, are as follows:

Amount

2012	$9,891
2013	9,864
2014	6,594
2015	1,005
2016	—

$27,354